Derivative liabilities	12 Months Ended
Aug. 31, 2024
Financial risk management and fair value measurement
Derivative liabilities

17. Derivative liabilities

Warrants issued to common shareholders

On January 19, 2023, as part of a share subscription, the Company issued warrants with the option to purchase 4,108 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of U.S. $568.35 ($760.05).

On February 17, 2023, as part of a share subscription, the Company issued warrants with the option to purchase 3,520 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of U.S. $568.35 ($765.45).

On April 19, 2023, as part of a share subscription, the Company issued warrants with the option to purchase 2,826 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of U.S. $568.35 ($761.40).

On June 16, 2023, as part of a share subscription, the Company issued warrants with the option to purchase 3,659 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of U.S. $546.75 ($722.25).

On August 2, 2023, as part of a share subscription, the Company issued warrants with the option to purchase 3,662 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of U.S. $546.75 ($724.95).

On September 20, 2023, as part of a share subscription [note 19], the Company issued warrants with the option to purchase 2,763 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of U.S. $546.75 ($734.40).

On December 13, 2023, the Company agreed to reduce the exercise price of 20,358 of its previously issued warrants to U.S. $141.75 ($191.23). For the fiscal year ended August 31, 2024, the Company recorded a loss of $896,458 related to the re-pricing of these instruments in net finance (income) expense [August 31, 2023 – nil] [note 23].

The table below lists the assumptions used to determine the fair value of these warrant grants or issuances. Volatility is based on the historical share price volatility of the Company and other public companies with characteristics similar to the Company.

Issuance date	Original Exercise price	Market price	Expected volatility	Risk-free interest rate	Expected life
	$	$	%	%	[years]

January 19, 2023	760.05	760.05	100	3.4	3
February 17, 2023	765.45	816.75	100	4.0	3
April 19, 2023	761.40	749.25	75	3.9	3
June 16, 2023	722.25	742.50	75	4.1	3
August 2, 2023	724.95	688.50	75	4.8	3
September 20, 2023	734.40	594.00	75	4.8	3

Issuance date	Revised Exercise price	Number of warrants outstanding	Weighted average remaining contractual life
	$	#	[years]

January 19, 2023	191.23	4,108	1.39
February 17, 2023	191.23	3,520	1.47
April 19, 2023	191.23	2,826	1.63
June 16, 2023	191.23	3,659	1.79
August 2, 2023	191.23	3,662	1.92
September 20, 2023	191.23	2,763	2.05

As at August 31, 2024, the derivative liabilities related to the warrants issued to common shareholders amounted to $30,564 [August 31, 2023 – $5,558,822]. For the fiscal year ended August 31, 2024, the Company allocated transaction costs of $149,472 related to the warrants issued to common shareholders during the period, which were recorded in net finance (income) expense [August 31, 2023 – $718,546] [note 23].

The table below summarizes the movement in the derivative liabilities related to the warrants issued to common shareholders during the fiscal years ended August 31, 2024 and 2023:

	As at August 31, 2024	As at August 31, 2023
	$	$

Opening balance	5,558,822	—
Additions	765,733	7,614,510
Effect on fair value of repricing of warrants	896,458	—
Change in estimate of fair value	(7,190,449)	(2,055,688)
Closing balance	30,564	5,558,822

For the fiscal year ended August 31, 2024, the Company recorded a gain of $7,190,449 related to the valuation of these instruments in net finance (income) expense [August 31, 2023 – $2,055,688] [note 23].

Series A Convertible Preferred Shares

On December 13, 2023, the Company authorized the issuance of Series A Convertible Preferred Shares. This class of shares ranks senior to the Voting Common Shares but retains no voting rights. They have a stated value of US$1,000 per share and are convertible into Voting Common Shares of the Company at the election of the holder at any time at a price of US$141.75 per share, exercise price subject to adjustment. The Series A Convertible Preferred Shares are convertible at the election of its holder into that number of Voting Common Shares determined by dividing its stated value (plus any and all other amounts which may be owing in connection therewith) by the exercise price, subject to certain beneficial ownership limitations which prohibit any holder from converting into an amount of Voting Common Shares that would cause such holder to beneficially own more than 4.99% of the then outstanding Voting Common Shares). On the one-year anniversary of the original issuance date, the Series A Convertible Preferred Shares will automatically convert into Voting Common Shares at the lesser of the then exercise price, and 80% of the average volume-weighted average price of the Company’s Voting Common Shares during the five trading days ending on, and including, such date. In no event shall the conversion price for the Series A Convertible Preferred Shares be less than US$40.50, subject to adjustment herein. The holder also receives 7 warrants to purchase Voting Common Shares per US$1,000 stated value of the Series A Convertible Preferred Shares held that are exercisable for a period of 5 years from the issuance date at a price of US$141.75 per share. In addition, the holder receives an option to purchase one additional Series A Convertible Preferred Share and 7 warrants to purchase Voting Common Shares per each Series A Convertible Preferred Share held for a period of 6 months from the issuance date at the stated value of US$1,000.

On December 21, 2023, the Company issued 3,000 Series A Convertible Preferred Shares and 21,169 warrants to purchase Voting Common Shares for a total cash consideration of $4,036,025 (US$3,000,000). For the fiscal year ended August 31, 2024, the Company incurred transaction costs of $615,306 related to this issuance, which were recorded in net finance (income) expense [August 31, 2023 – Nil] [note 23].

During the fiscal year ended August 31, 2024, 650 Series A Convertible Preferred Shares were converted into 11,642 Voting Common Shares at a value of $301,997 [Note 19].

On August 16, 2024, 21,169 warrants to purchase Voting Common Shares issued to Series A Convertible Preferred shareholders were exchanged for 41,858 Voting Common Shares and 475 Pre-Funded Warrants [Note 19]. As a result of this transaction, the Company recorded a loss of $1,715,543 in net finance (income) expense [August 31, 2023 – nil] [note 23] with a corresponding increase in Capital Stock [Note 19].

Given the variability associated with the various components of this instrument, these instruments were recorded as derivative liabilities and will be subject to fair value adjustments at the issuance date and at subsequent balance sheet dates. The fair value was determined using the Monte Carlo simulation run under the Geometric Brownian Motion. Since the fair value is based on valuation using unobservable market inputs, the Company did not recognize the loss on initial recognition. The difference between the fair value at initial recognition and the transaction price was deferred and is recognized over time based on the individual terms of each financial instrument. This difference determined was due to delays in negotiations, the changes in the capital market and the Company’s liquidity situation.

The table below summarizes the movement in the derivative liabilities related to the Series A Convertible Preferred Shares including the related warrants and option to purchase additional Series A Convertible Preferred Shares and related warrants during the fiscal years ended August 31, 2024 and 2023:

	As at August 31, 2024	As at August 31, 2023
	$	$

Opening balance	—	—
Fair value at issuance	12,744,593	—
Deferred loss at issuance	(8,737,194)	—
Revaluation at the end of the period	(10,336,357)	—
Amortization of the deferred loss during the period	7,325,187	—
Conversion to Voting Common Shares during the period [Note 19]	(301,997)	—
Closing balance	694,232	—

For the fiscal year ended August 31, 2024, the Company recorded a gain of $3,011,170 related to the valuation of these instruments in net finance (income) expense [August 31, 2023 – nil] [note 23].

Series B Convertible Preferred Shares

On December 13, 2023, the Company authorized the issuance of Series B Convertible Preferred Shares. This class of shares ranks senior to the Voting Common Shares but retains no voting rights. They have a stated value of US$1,000 per share and are convertible into Voting Common Shares of the Company at the election of the holder at any time at a price of US$141.75 per share, exercise price subject to adjustment. The Series B Convertible Preferred Shares are convertible at the election of its holder into that number of Voting Common Shares determined by dividing its stated value (plus any and all other amounts which may be owing in connection therewith) by the exercise price, subject to certain beneficial ownership limitations which prohibit any holder from converting into an amount of Voting Common Shares that would cause such holder to beneficially own more than 4.99% of the then outstanding Voting Common Shares). On the one-year anniversary of the original issuance date, the Series B Convertible Preferred Shares will automatically convert into Voting Common Shares at the lesser of the then exercise price, and 80% of the average volume-weighted average price of the Company’s Voting Common Shares during the five trading days ending on, and including, such date. In no event shall the conversion price for the Series B Convertible Preferred Shares be less than US$40.75, subject to adjustment herein. The holder also receives 7 warrants to purchase Voting Common Shares per US$1,000 stated value of the Series B Convertible Preferred Shares held that are exercisable for a period of 5 years from the issuance date at a price of US$141.75 per share.

On January 17, 2024, the Company issued 3,000 Series B Convertible Preferred Shares and 21,165 warrants to purchase Voting Common Shares for a total cash consideration of $4,044,900 (US$3,000,000). For the fiscal year ended August 31, 2024, the Company incurred transaction costs of $839,195 related to this issuance, which were recorded in net finance (income) expense [August 31, 2023 – Nil] [note 23].

Given the variability associated with the various components of this instrument, these instruments were recorded as derivative liabilities and will be subject to fair value adjustments at the issuance date and at subsequent balance sheet dates. The fair value was determined using the Monte Carlo simulation run under the Geometric Brownian Motion. Since the fair value is based on valuation using unobservable market inputs, the Company did not recognize the loss on initial recognition. The difference between the fair value at initial recognition and the transaction price was deferred and is recognized over time based on the individual terms of each financial instrument. This difference determined was due to delays in negotiations, the changes in the capital market and the Company’s liquidity situation.

The table below summarizes the movement in the derivative liabilities related to the Series B Convertible Preferred Shares including the related warrants during the fiscal years ended August 31, 2024 and 2023:

	As at August 31, 2024	As at August 31, 2023
	$	$

Opening balance	—	—
Fair value at issuance	6,888,006	—
Deferred loss at issuance	(2,841,008)	—
Revaluation at the end of the period	(4,642,780)	—
Amortization of the deferred loss during the period	1,674,778	—
Accelerated amortization of the deferred loss during the period	376,598	—
Closing balance	1,455,594	—

For the fiscal year ended August 31, 2024, the Company recorded a gain of $2,591,404 related to the valuation of these instruments in net finance (income) expense [August 31, 2023 – nil] [note 23].

With respect to the deferred loss at issuance, the portion of this balance that was applicable to the warrants issued to the Series B Convertible Preferred shareholders was written off completely at August 31, 2024 because the amount of the deferred loss balance at year-end exceeded the fair value attributable to these instruments at that date. As such, the Company recorded an accelerated loss of $376,598 on these warrants at August 31, 2024 [August 31, 2023 – Nil].